Financial Risk Management - Summary of Credit Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Non-current financial assets	€ 1,567	€ 1,350
Current financial assets	33,568	55,781
Current investments	4,969	25,901
Other current financial assets	5,133	26,110
Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,567	1,350
Current financial assets	33,568	55,781
Customer sales and services | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	28,416	29,243
Other receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current financial assets	19	428
Loans to employees | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180	180
Current financial assets	0	0
Trade and other financial receivables | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	180	180
Current financial assets	28,435	29,671
Guarantee Deposit [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,387	1,170
Current investments	164	209
Loans granted to Joint Venture | Credit risk [member]
Disclosure of credit risk exposure [line items]
Non-current financial assets	1,387	1,170
Financial Investments [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Current investments	4,969	25,901
Other Current Financial Assets [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Other current financial assets	€ 5,133	€ 26,110